CONVERTIBLE NOTE PAYABLE (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 22, 2016	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Debt Instrument,Principal Payment	$ 1,875,000
Maturity Period	60 days
Debt discount				$ 356,250
Amortization of Deferred Loan Origination Fees	$ 375,000
Debt Instrument, Convertible, Remaining Discount Amortization Period	60 days
Conversion price	$ 1.25
Exercise price of warrants	$ 2.50
Amortization fee			$ 356,250	18,750
Convertible note payable			1,575,000	$ 1,518,750
Interest expenses		$ 0	74,896
Payment of convertible note payable			$ 1,575,000